Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal					$ (393)
State					94
Foreign					(26)
Deferred
Federal
State
Foreign
Income tax provision		$ (7)	$ (1)	$ (26)	$ (325)